Share-based Option Plan - Sumary of stock prurchase plan - phantom (Detail)					12 Months Ended	36 Months Ended
	Aug. 17, 2021 share R$ / shares	Apr. 30, 2020 share R$ / shares	Jul. 07, 2019 share R$ / shares	Aug. 07, 2018 share R$ / shares	Dec. 31, 2022 numeral share shares	Aug. 17, 2021 share R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total granted | numeral					4
Calculation of virtual stock options | shares					5,022,850
Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total granted | share						6,542,400
Total outstanding | share					326,472
Stock purchase plan | August 7, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in reais)				R$ 20.43
Price on the grant date (in reais)				40.41
Current share price (in reais)				11.01
Average fair value of option at the reporting date (in reais)				R$ 1.37
Historical volatility				69.80%
Expected dividend				0.00%
Average risk-free rate of return				13.50%
Exercise rate				25.00%
Remaining term of the vesting period				0 years
Term limit to exercise after dressing				4 years
Purchasing period up to (years)				4 years
Total granted | share				707,400
Total outstanding | share				83,646
Stock purchase plan | July 7, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in reais)			R$ 42.09
Price on the grant date (in reais)			25.34
Current share price (in reais)			11.01
Average fair value of option at the reporting date (in reais)			R$ 0.23
Historical volatility			69.80%
Expected dividend			0.00%
Average risk-free rate of return			13.50%
Exercise rate			25.00%
Remaining term of the vesting period			6 months
Term limit to exercise after dressing			4 years
Purchasing period up to (years)			4 years
Total granted | share			405,000
Total outstanding | share			13,277
Stock purchase plan | April 30, 2020 first award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in reais)		R$ 10.35
Price on the grant date (in reais)		17.40
Current share price (in reais)		11.01
Average fair value of option at the reporting date (in reais)		R$ 3.82
Historical volatility		69.80%
Expected dividend		0.00%
Average risk-free rate of return		13.50%
Exercise rate		33.30%
Remaining term of the vesting period		3 months 18 days
Term limit to exercise after dressing		4 years
Purchasing period up to (years)		3 years
Total granted | share		3,250,000
Total outstanding | share		173,743
Stock purchase plan | April 30, 2020 second award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in reais)		R$ 10.35
Price on the grant date (in reais)		17.40
Current share price (in reais)		11.01
Average fair value of option at the reporting date (in reais)		R$ 4.39
Historical volatility		65.90%
Expected dividend		0.00%
Average risk-free rate of return		13.40%
Exercise rate		25.00%
Remaining term of the vesting period		1 year 3 months 18 days
Term limit to exercise after dressing		4 years
Purchasing period up to (years)		4 years
Total granted | share		1,600,000
Total outstanding | share		50,088
Stock purchase plan | August 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in reais)	R$ 33.99
Price on the grant date (in reais)	33.99					R$ 33.99
Current share price (in reais)	11.01					R$ 11.01
Average fair value of option at the reporting date (in reais)	R$ 1.88
Historical volatility	72.10%
Expected dividend	0.00%
Average risk-free rate of return	13.30%
Exercise rate	25.00%
Remaining term of the vesting period	2 years 7 months 6 days
Term limit to exercise after dressing	4 years
Purchasing period up to (years)	4 years
Total granted | share	580,000
Total outstanding | share	5,718					5,718